Segmented information (Schedule of segments, assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 4,325,943	$ 4,616,231
Total liabilities	2,754,134	3,139,403
Property, plant and equipment	3,552,430	3,740,966
Manitoba [Member]
Disclosure of operating segments [line items]
Total assets	690,403	812,137
Total liabilities	427,107	655,095
Property, plant and equipment	691,836	706,330
Peru [Member]
Disclosure of operating segments [line items]
Total assets	2,532,750	2,624,251
Total liabilities	974,184	1,023,186
Property, plant and equipment	2,115,495	2,256,687
Arizona [Member]
Disclosure of operating segments [line items]
Total assets	713,567	745,371
Total liabilities	36,131	75,782
Property, plant and equipment	704,472	735,127
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Total assets	389,223	434,472
Total liabilities	1,316,712	1,385,340
Property, plant and equipment	40,627	42,822
Corporate and other activities [Member] | Nevada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 27,400	$ 28,300